Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development Expenses
Schedule of research and development expenses

	Year ended December 31,
	2019	2018	2017
	(in thousands)
Chemistry and formulation studies	$3,439	$968	$820
Salaries	2,283	1,617	1,090
Stock-based compensation	883	582	585
Research and preclinical studies	1,962	963	684
Clinical studies	8,346	3,575	5,871
Regulatory and other expenses	1,267	608	600
	$18,180	$8,313	$9,650